Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,832
Net decrease in valuation allowance	(1,110)
Charge offs	$ (722)